CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 17 – CONCENTRATIONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

As of June 30, 2026 and 2025, $388,042 and $56,764 of the Company’s cash, cash equivalents and restricted cash were on deposit at financial institutions in mainland China, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As of June 30, 2026 and 2025, $4,424,285 and $12,750,224 of the Company’s cash, cash equivalents and restricted cash were on deposit at financial institutions in Hong Kong, where there is a HK$800,000 deposit protection limit per depositor per bank. As of June 30, 2026 and 2025, $12,201 and $18,899 of the Company’s cash, cash equivalents and restricted cash were on deposit at financial institutions in the United States, where the FDIC provides deposit insurance coverage of up to $250,000 per depositor, per insured bank, for each account ownership category.

As of June 30, 2026, four customers aggregately accounted for 69.9% of the Company’s total accounts receivable, with four third-party customers accounting for 22.3%, 19.2%, 15.4%, and 13.0% of the Company’s total accounts receivable, respectively. As of June 30, 2025, three customers aggregately accounted for 57.2% of the Company’s total accounts receivable, with three third-party customers accounting for 27.5%, 14.9%, and 14.8% of the Company’s total accounts receivable, respectively.

As of June 30, 2026, two third-party suppliers accounted for 44.9% and 16.6% of the Company’s total accounts payable. As of June 30, 2025, three third-party suppliers accounted for 20.4%, 14.7% and 13.7% of the Company’s total account payable.

For the years ended June 30, 2026, 2025 and 2024, sales to the customers outside of China accounted for 68.4%, 65.8% and 67.8% of the Company’s total revenue, respectively. For the year ended June 30, 2026, two customers accounted for 26.3% and 19.5% of the Company’s total revenue, respectively. For the year ended June 30, 2025, four customers accounted for 27.5%, 14.2%, 13.6% and 7.6% of the Company’s total revenue, respectively. For the year ended June 30, 2024, four customers accounted for 20.8%, 17.2%, 5.1% and 5.0% of the Company’s total revenue, respectively.

For the year ended June 30, 2026, a third-party supplier accounted for 65.9% of the Company’s total raw materials purchases. For the year ended June 30, 2025, a third-party supplier accounted for 45.4% of the Company’s total raw materials purchases. For the year ended June 30, 2024, a third-party supplier accounted for 56.1% of the Company’s total raw materials purchases.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)